Share-Based Compensation - Options Valuation Assumptions (Details) - Share options	3 Months Ended
Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Risk-free interest rate, minimum (percent)	0.62%
Risk-free interest rate, maximum (percent)	0.99%
Expected volatility, minimum (percent)	81.33%
Expected volatility, maximum (percent)	81.34%
Expected dividend yield (percent)	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	6 years 29 days